Related Party Transactions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of related party [Abstract]
Short-term employee compensation and benefits	$ 3,918,564	$ 3,514,527	$ 3,786,667
Termination benefits	0	495,175	0
Share-based compensation	2,703,256	1,757,723	1,123,408
Compensation of key management personnel	$ 6,621,820	$ 5,767,425	$ 4,910,075